Summary of Significant Accounting Policies - Trade receivable and current expected credit losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for credit losses	¥ 1,264	$ 173	¥ (1,079)	¥ 2,910
Trade receivables
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for credit losses	¥ 0		¥ 0	¥ 0